OIL AND NATURAL GAS PROPERTIES	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
OIL AND NATURAL GAS PROPERTIES

NOTE 5 – OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of April 30,	As of October 31,
	2022	2022
Oil and gas properties – not subject to amortization	$7,341,252	$5,836,232
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$7,341,252	$5,836,232

During the three and six months ended April 30, 2023 and 2022, the Company incurred aggregated exploration costs of $1,526,925 and $26,031, respectively; for the costs incurred during the current period, approximately $1.3 million was related to drilling exploratory wells and approximately $0.2 million was related to acquisition costs (and are described below – see Leases, Optioned Assets and Additional Working Interest), both of which were capitalized and are reflected in the balance of the oil and gas property as of April 30, 2023. The costs incurred in the same period during 2022 were mainly for the purpose of the site surveys and were expensed on the statement of operations.

Leases

As of April 30, 2023, the Company holds various leases related to the unproved properties of the SSP (see Note 6, Note 7). On May 27, 2022, the Company entered into an Amendment to one of the lease agreements, which provides for an extension of the current force majeure status for an additional, uncontested twelve months, during which the Company will be released from having to evidence to the lessor the existence of force majeure conditions. As consideration for the granting of the lease extension, the Company paid the lessor a one-time, non-refundable payment of $252,512; this amount was capitalized and reflected in the balance of the oil and gas property as of that date.

During February and March of 2023, the Company entered into additional leases related to the unproved properties of the SSP with two groups of lessors. The first group of leases covers 360 acres and has a term of 20 years; the Company is required to make rental payments of $25/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment of approximately $11,000 for the period February 2023 – February 2024; this amount was expensed under the successful efforts method of accounting as of April 30, 2023. The second group of leases covers 307.75 acres and has a term of 20 years; the Company is required to make rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment of approximately $11,000 for the period March 2023 – March 2024; this amount was expensed under the successful efforts method of accounting as of April 30, 2023.

The Company did not record any impairment to the oil and gas property for the three months ended April 30, 2023 or 2022, as all capitalized costs represent costs to acquire unproved property leases pending further development on the balance sheet. There is no depletion related to the oil and gas property as of April 30, 2023, as the Company does not currently have production and the acquired property is not subject to amortization as of that date.

South Salinas Project

On September 14, 2021, the Company entered into a Purchase and Sale Agreement (the “Agreement”) with Trio LLC to acquire an 82.75% working interest in the SSP (see purchase of additional working interest in Additional Working Interest section below); the working interest includes the purchased percentage of the SSP’s leases, wells and inventory in exchange for consideration as follows:

South Salinas Project
Cash	$300,000
Note Payable – Related Party (Note 6 and Note 8)	3,700,000
Common shares issued (4.9M shares at an estimated fair value of $0.70)	3,438,544
Total consideration	$7,438,544

The fair value of the consideration transferred was allocated to the acquired oil and natural gas properties (which includes asset retirement costs), advance to operators and ARO liabilities as follows:

South Salinas Project
Acquired unproved oil and gas properties	$5,583,720
Advance to operators	1,900,000
Assumed ARO liabilities	(45,176)
Total consideration	$7,438,544

At the time of the acquisition, this share issuance constituted 45% of the total amount of issued shares of the Company. Trio LLC continues to operate the SSP, as well as other working interests in other projects that it owns.

The third-party calculation of the consideration paid for the transaction was $7,438,544, which consisted of $5,583,720 for the acquired oil and natural gas properties, $1,900,000 for an advance to operators and $45,176 in ARO liabilities. Given the cash consideration of $300,000, the related party note payable of $3,623,770 (net of imputed interest of $76,230) and ownership interest paid, the equity portion of the consideration of 4.9 million shares of common stock was determined to be $0.70 per share.

As of April 30, 2023 and October 31, 2022, there were no proved reserves attributable to the acreage. The Company accounted for the purchase as an asset acquisition, as prescribed in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 – Business Combinations. The purchase price was allocated to the unproved properties based on the consideration paid, as determined by an independent third party.

Additional Working Interest

In April 2023, the Company paid Trio LLC approximately $60,000 to acquire an additional 3.026471% working interest in the South Salinas Project, of which working interest amount is one-half (1/2) of the working interest that was acquired by Trio LLC; this amount was capitalized and is reflected in the balance of the oil and gas property as of April 30, 2023.

Optioned Assets

On December 22, 2022, the Company and Trio LLC entered into the Fourth Amendment to the PSA. Per the terms of the Fourth Amendment, the Company was granted a 120-day option (commencing on January 1, 2023) to acquire any or all of the following three assets currently owned in part by Trio LLC (the “Optioned Assets”). The price for this option was $150,000 (the “Option Fee”), which was paid by the Company to Trio LLC in April 2023; this amount was capitalized and is reflected in the balance of the oil and gas property as of April 30, 2023. The Optioned Assets are as follows:

●	The Hangman Hollow Field asset with an option to acquire Trio LLC’s 44% working interest and their Operatorship;
●	The Kern Front Field asset with an option to acquire Trio LLC’s 22% working interest and their Operatorship; and
●	The Union Ave Field with an option to acquire Trio LLC’s 20% working interest and their Operatorship;

The Optioned Assets are all located in California; in order evaluate the Optioned Assets, the Company has engaged KLS Petroleum Consulting, LLC to do a detailed analyses and estimations of the oil and gas reserves and of the fair market values of each of these three assets. After such analysis is completed, the Company will determine its interest in acquiring any or all of the Optioned Assets. Trio LLC retains the right to sell their interest in any of the three Optioned Assets, and in the event they do so, the Option Fee will be credited against the purchase price of the remaining Optioned Assets.

On May 12, 2023, the Company announced the signing of an Acquisition Agreement to potentially acquire up to 100% of the working interest in the Union Ave Field. The Agreement is between the Company and Trio LLC, on behalf of itself as Operator and holding a 20% working interest in Union Ave Field as well as to facilitate the remaining 80% working interest holders. As Trio LLC is partly owned and controlled by members of Trio’s management, this would be a related party transaction, and a special committee of Trio’s board of directors (the “Trio Special Committee”) has been formed to evaluate and negotiate the terms of this acquisition. Trio has engaged KLSP to conduct a comprehensive analysis and valuation of the asset, which analysis has been delivered to the Company and is being evaluated by the Trio Special Committee.

NOTE 4 – OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of October 31,	As of October 31,
	2022	2021
Oil and gas properties – not subject to amortization	$5,836,232	$5,583,720
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$5,836,232	$5,583,720

During the years ended October 31, 2022, the Company incurred aggregated exploration costs of $28,669 and $38,763, respectively, mainly for the purpose of the site surveys related to the drilling of wells; these costs were expensed on the statement of operations.

As of October 31, 2022, the Company holds two leases related to the unproved properties of the SSP (see Note 5, Note 6). On May 27, 2022, the Company entered into an Amendment to one of the lease agreements, which provides for an extension of the current force majeure status for an additional, uncontested twelve months, during which the Company will be released from having to evidence to the lessor the existence of force majeure conditions. As consideration for the granting of the lease extension, the Company paid the lessor a one-time, non-refundable payment of $252,512; this amount was capitalized and is reflected in the balance of the oil and gas property as of October 31, 2022.

The Company did not record any impairment to the oil and gas property for the years ended October 31, 2022 and 2021, as all capitalized costs represent costs to acquire unproved property leases pending further development on the balance sheet. There is no depletion related to the oil and gas property as of October 31, 2022, as the Company does not currently have production and the acquired property is not subject to amortization as of October 31, 2022.

South Salinas Project

On September 14, 2021, the Company entered into a Purchase and Sale Agreement (the “Agreement”) with Trio LLC to acquire an 82.75% working interest in the SSP; the working interest includes the purchased percentage of the SSP’s leases, wells and inventory in exchange for consideration as follows:

South Salinas Project
Cash	$300,000
Note Payable – Related Party (Note 5 and Note 8)	3,700,000
Common shares issued (4.9M shares at an estimated fair value of $0.70)	3,438,544
Total consideration	$7,438,544

The fair value of the consideration transferred was allocated to the acquired oil and natural gas properties (which includes asset retirement costs), advance to operators and ARO liabilities as follows:

South Salinas Project
Acquired unproved oil and gas properties	$5,583,720
Advance to operators	1,900,000
Assumed ARO liabilities	(45,176)
Total consideration	$7,438,544

At the time of the acquisition, this share issuance constituted 45% of the total amount of issued shares of the Company. Trio LLC continues to operate the SSP, as well as other working interests in other projects that it owns. As of October 31, 2022 and 2021, Trio LLC owns approximately 29% and 45%, respectively, of the Company’s outstanding shares as a result of the shares issued to them in exchange for the sale of the SSP.

As of October 31, 2022 and 2021, there were no proved reserves attributable to the acreage. The Company accounted for the purchase as an asset acquisition, as prescribed in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 – Business Combinations. The purchase price was allocated to the unproved properties based on the consideration paid, as determined by an independent third party.

The third-party calculation of the consideration paid for the transaction was $7,438,544, which consisted of $5,583,720 for the acquired oil and natural gas properties, $1,900,000 for an advance to operators and $45,176 in ARO liabilities. Given the cash consideration of $300,000, the related party note payable of $3,623,770 (net of imputed interest of $76,230) and ownership interest paid, the equity portion of the consideration of 4.9 million shares of common stock was determined to be $0.70 per share.